UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

(a)            A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Mesirow High Yield Fund

Institutional Shares - MFHIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the Mesirow High Yield Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769). This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow High Yield Fund, Institutional Shares	$38	0.75%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$155,236,357	136	$214,378	16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.4%
Municipal Bond	0.8%
Consumer Staples	0.8%
Health Care	1.2%
Utilities	4.0%
Communication Services	4.2%
Information Technology	5.7%
Financials	6.3%
Consumer Discretionary	13.9%
Materials	16.0%
Energy	18.9%
Industrials	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tenneco	8.000%	11/17/28	1.6%
Virtusa	7.125%	12/15/28	1.5%
ITT Holdings	6.500%	08/01/29	1.5%
Midcap Financial Issuer Trust	6.500%	05/01/28	1.4%
Consensus Cloud Solutions	6.500%	10/15/28	1.4%
TKC Holdings	6.875%	05/15/28	1.4%
Rain Carbon	12.250%	09/01/29	1.4%
Allied Universal Holdco	7.875%	02/15/31	1.4%
Rand Parent	8.500%	02/15/30	1.4%
Venture Global LNG	8.375%	06/01/31	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

The Fund has selected Cohen & Co. to serve as the Fund's independent registered public accounting firm for the Fund's year ended September 30, 2025. The decision to select Cohen & Co. was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Trustees on March 26, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-833-MESIROW (833-637-4769)

  https://investments.metlife.com/mutual-fund-documents

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-MESIROW (833-637-4769) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MFHIX-SAR-2025

The Advisors' Inner Circle Fund III

Mesirow High Yield Fund

Investor Shares - MFHVX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Investor Shares of the Mesirow High Yield Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769). This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow High Yield Fund, Investor Shares	$50	1.00%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$155,236,357	136	$214,378	16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.4%
Municipal Bond	0.8%
Consumer Staples	0.8%
Health Care	1.2%
Utilities	4.0%
Communication Services	4.2%
Information Technology	5.7%
Financials	6.3%
Consumer Discretionary	13.9%
Materials	16.0%
Energy	18.9%
Industrials	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tenneco	8.000%	11/17/28	1.6%
Virtusa	7.125%	12/15/28	1.5%
ITT Holdings	6.500%	08/01/29	1.5%
Midcap Financial Issuer Trust	6.500%	05/01/28	1.4%
Consensus Cloud Solutions	6.500%	10/15/28	1.4%
TKC Holdings	6.875%	05/15/28	1.4%
Rain Carbon	12.250%	09/01/29	1.4%
Allied Universal Holdco	7.875%	02/15/31	1.4%
Rand Parent	8.500%	02/15/30	1.4%
Venture Global LNG	8.375%	06/01/31	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

The Fund has selected Cohen & Co. to serve as the Fund's independent registered public accounting firm for the Fund's year ended September 30, 2025. The decision to select Cohen & Co. was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Trustees on March 26, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-833-MESIROW (833-637-4769)

  https://investments.metlife.com/mutual-fund-documents

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-MESIROW (833-637-4769) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MFHVX-SAR-2025

The Advisors' Inner Circle Fund III

Mesirow Small Company Fund

Institutional Shares - MSVIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the Mesirow Small Company Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769). This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow Small Company Fund, Institutional Shares	$47	0.98%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,245,991	82	$-	46%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	1.2%
Exchange Traded Fund	1.3%
Utilities	1.5%
Energy	4.6%
Materials	5.2%
Consumer Staples	5.4%
Real Estate	6.6%
Consumer Discretionary	10.0%
Information Technology	10.1%
Financials	16.8%
Industrials	17.0%
Health Care	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Catalyst Pharmaceuticals	1.8%
Axsome Therapeutics	1.7%
Mercury Systems	1.6%
Globus Medical, Cl A	1.6%
ADMA Biologics	1.6%
Northwest Natural Holding	1.5%
ACI Worldwide	1.5%
WNS Holdings	1.5%
Alkermes	1.5%
Bright Horizons Family Solutions	1.5%

Material Fund Changes

This is a summary of material changes made to the Fund since March 31, 2025:

Effective May 19, 2025, the Fund’s shareholders approved a new investment advisory agreement between the Trust, on behalf of the Fund, and MetLife Investment Management. Moreover, the name of the Fund changed from the "Mesirow Small Company Fund" to the "MetLife Small Company Fund".

Changes in and Disagreements with Accountants

The Fund has selected Cohen & Co. to serve as the Fund's independent registered public accounting firm for the Fund's year ended September 30, 2025. The decision to select Cohen & Co. was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Trustees on March 26, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-833-MESIROW (833-637-4769)

  https://investments.metlife.com/mutual-fund-documents

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-MESIROW (833-637-4769) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MSVIX-SAR-2025

The Advisors' Inner Circle Fund III

Mesirow Small Company Fund

Investor Shares - MSVVX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Investor Shares of the Mesirow Small Company Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769). This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow Small Company Fund, Investor Shares	$59	1.23%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,245,991	82	$-	46%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	1.2%
Exchange Traded Fund	1.3%
Utilities	1.5%
Energy	4.6%
Materials	5.2%
Consumer Staples	5.4%
Real Estate	6.6%
Consumer Discretionary	10.0%
Information Technology	10.1%
Financials	16.8%
Industrials	17.0%
Health Care	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Catalyst Pharmaceuticals	1.8%
Axsome Therapeutics	1.7%
Mercury Systems	1.6%
Globus Medical, Cl A	1.6%
ADMA Biologics	1.6%
Northwest Natural Holding	1.5%
ACI Worldwide	1.5%
WNS Holdings	1.5%
Alkermes	1.5%
Bright Horizons Family Solutions	1.5%

Material Fund Changes

This is a summary of material changes made to the Fund since March 31, 2025:

Effective May 19, 2025, the Fund’s shareholders approved a new investment advisory agreement between the Trust, on behalf of the Fund, and MetLife Investment Management. Moreover, the name of the Fund changed from the "Mesirow Small Company Fund" to the "MetLife Small Company Fund".

Changes in and Disagreements with Accountants

The Fund has selected Cohen & Co. to serve as the Fund's independent registered public accounting firm for the Fund's year ended September 30, 2025. The decision to select Cohen & Co. was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Trustees on March 26, 2025.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-833-MESIROW (833-637-4769)

  https://investments.metlife.com/mutual-fund-documents

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-833-MESIROW (833-637-4769) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MSVVX-SAR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)            The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)            Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

MetLife Investment Management

Mesirow High Yield Fund

Mesirow Small Company Fund

Semi-Annual Financials and Other Information

March 31, 2025

Investment Adviser:

MetLife Investment Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds

March 31, 2025 (Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	28
Other Information (Form N-CSRS Items 8-11) (Unaudited)	45

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 76.5%

	Face Amount	Value
Communication Services — 2.2%
Beasley Mezzanine Holdings
Callable 05/05/2025 @ $100 9.200%, 08/01/2028(A)	$1,027,000	$462,150
McGraw-Hill Education
Callable 09/01/2027 @ $104 7.375%, 09/01/2031(A)	1,123,000	1,129,200
Spanish Broadcasting System
Callable 04/15/2025 @ $102 9.750%, 03/01/2026(A)	1,110,000	710,421
Urban One
Callable 05/05/2025 @ $102 7.375%, 02/01/2028(A)	2,183,000	1,124,245
		3,426,016
Consumer Discretionary — 12.0%
Allied Universal Holdco
Callable 02/15/2027 @ $104 7.875%, 02/15/2031(A)	2,148,000	2,175,387
Champ Acquisition
Callable 12/01/2027 @ $104 8.375%, 12/01/2031(A)	1,790,000	1,849,134
Cruise Yacht Upper HoldCo
Callable 07/05/2026 @ $106 11.875%, 07/05/2028	1,200,000	1,230,877
Garda World Security
Callable 11/15/2027 @ $104 8.375%, 11/15/2032(A)	1,125,000	1,106,111
Jacobs Entertainment
Callable 05/05/2025 @ $103 6.750%, 02/15/2029(A)	1,668,000	1,600,664
Callable 05/05/2025 @ $103 6.750%, 02/15/2029(A)	711,000	682,297
NES Fircroft Bondco
Callable 09/30/2026 @ $104 8.000%, 09/30/2029(A)	2,000,000	1,995,293
Park River Holdings
Callable 05/05/2025 @ $103 6.750%, 08/01/2029(A)	2,406,000	1,869,672
Scientific Games Holdings
Callable 05/05/2025 @ $103 6.625%, 03/01/2030(A)	2,190,000	2,065,373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

March 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
SP Cruises Intermediate
Callable 09/14/2027 @ $106 11.500%, 03/14/2030(A)	$1,500,000	$1,443,750
SWF Holdings I
Callable 05/05/2025 @ $103 6.500%, 10/01/2029(A)	670,000	297,627
TKC Holdings
Callable 05/05/2025 @ $103 6.875%, 05/15/2028(A)	2,212,000	2,197,695
Velocity Vehicle Group
Callable 06/01/2026 @ $104 8.000%, 06/01/2029(A)	226,000	231,818
		18,745,698
Consumer Staples — 0.8%
Chobani Holdco II
Callable 10/01/2025 @ $104 8.750%cash/0% PIK, 10/01/2029(A)	486,000	528,264
Fiesta Purchaser
Callable 03/01/2027 @ $104 7.875%, 03/01/2031(A)	668,000	689,687
		1,217,951
Energy — 17.9%
Alliance Resource Operating Partners
Callable 06/15/2026 @ $104 8.625%, 06/15/2029(A)	344,000	360,472
Archer Norge
Callable 08/25/2027 @ $105 9.500%, 02/25/2030	1,250,000	1,285,896
Borr IHC
Callable 11/15/2025 @ $105 10.000%, 11/15/2028(A)	2,077,024	1,975,365
Bristow Group
Callable 05/05/2025 @ $102 6.875%, 03/01/2028(A)	1,544,000	1,528,222
Ferrellgas Escrow
Callable 05/05/2025 @ $101 5.875%, 04/01/2029(A)	1,200,000	1,086,338
Genesis Energy
Callable 01/15/2026 @ $104 8.250%, 01/15/2029	83,000	85,692
Callable 05/15/2028 @ $104 8.000%, 05/15/2033	1,183,000	1,192,206

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

March 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Greenfire Resources
Callable 10/01/2025 @ $106 12.000%, 10/01/2028(A)	$1,881,000	$1,989,750
ITT Holdings
Callable 05/05/2025 @ $103 6.500%, 08/01/2029(A)	2,454,000	2,263,892
Nabors Industries
Callable 08/15/2027 @ $104 8.875%, 08/15/2031(A)	1,594,000	1,384,057
NewCo Holding USD 20 Sarl
Callable 11/07/2026 @ $105 9.375%, 11/07/2029(A)	500,000	508,000
NGL Energy Operating
Callable 02/15/2027 @ $104 8.375%, 02/15/2032(A)	1,987,000	1,991,261
Callable 02/15/2026 @ $104 8.125%, 02/15/2029(A)	140,000	140,978
Odfjell Rig III
Callable 11/30/2025 @ $105 9.250%, 05/31/2028	902,962	948,561
Paratus Energy Services
Callable 12/27/2026 @ $105 9.500%, 06/27/2029	2,000,000	1,970,000
Shelf Drilling Holdings
Callable 10/15/2025 @ $105 9.625%, 04/15/2029(A)	2,147,000	1,855,669
Star Holding
Callable 08/01/2027 @ $104 8.750%, 08/01/2031(A)	988,000	944,373
Tenneco
Callable 05/05/2025 @ $104 8.000%, 11/17/2028(A)	2,524,000	2,407,250
TransMontaigne Partners
Callable 03/15/2027 @ $104 8.500%, 06/15/2030(A)	1,055,000	1,060,707
Venture Global LNG
Callable 06/01/2026 @ $104 8.375%, 06/01/2031(A)	2,106,000	2,136,076
Welltec International APS
Callable 04/15/2025 @ $102 8.250%, 10/15/2026(A)	691,000	695,556
		27,810,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

March 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — 4.9%
Acrisure
Callable 02/01/2026 @ $104 8.250%, 02/01/2029(A)	$765,000	$785,981
Callable 05/15/2026 @ $104 7.500%, 11/06/2030(A)	457,000	464,933
Burford Capital Global Finance
Callable 05/05/2025 @ $103 6.875%, 04/15/2030(A)	1,995,000	1,969,665
Midcap Financial Issuer Trust
Callable 04/20/2025 @ $103 6.500%, 05/01/2028(A)	2,333,000	2,248,762
TrueNoord Capital DAC
Callable 03/01/2027 @ $104 8.750%, 03/01/2030(A)	180,000	182,416
VistaJet Malta Finance
Callable 05/05/2025 @ $103 6.375%, 02/01/2030(A)	2,361,000	2,068,310
		7,720,067
Health Care — 0.7%
Organon
Callable 05/15/2029 @ $104 7.875%, 05/15/2034(A)	1,074,000	1,042,508
Industrials — 18.2%
Airswift Global
Callable 08/28/2026 @ $105 10.000%, 02/28/2029(A)	2,000,000	2,071,303
Alta Equipment Group
Callable 06/01/2026 @ $105 9.000%, 06/01/2029(A)	1,847,000	1,615,853
Arcosa
Callable 08/15/2027 @ $103 6.875%, 08/15/2032(A)	1,021,000	1,035,104
Brand Industrial Services
Callable 08/01/2026 @ $105 10.375%, 08/01/2030(A)	1,970,000	1,879,384
Brightline East
Callable 05/09/2027 @ $106 11.000%, 01/31/2030(A)	2,247,000	1,979,281
Cimpress
Callable 09/15/2027 @ $104 7.375%, 09/15/2032(A)	1,963,000	1,803,835

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

March 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Conduent Business Services
Callable 05/05/2025 @ $103 6.000%, 11/01/2029(A)	$544,000	$509,478
Deluxe
Callable 09/15/2026 @ $104 8.125%, 09/15/2029(A)	588,000	591,432
Callable 05/05/2025 @ $104 8.000%, 06/01/2029(A)	1,525,000	1,388,403
Efesto Bidco S.p.A Efesto US
Callable 02/15/2028 @ $104 7.500%, 02/15/2032(A)	1,239,000	1,208,137
F-Brasile
Callable 04/15/2025 @ $100 7.375%, 08/15/2026(A)	905,000	902,828
GEO Group
Callable 04/15/2026 @ $104 8.625%, 04/15/2029	1,201,000	1,261,709
Innovate
Callable 04/15/2025 @ $100 8.500%, 02/01/2026(A)	1,454,000	1,356,189
Masterbrand
Callable 07/15/2027 @ $104 7.000%, 07/15/2032(A)	700,000	698,688
OneSky Flight
Callable 12/15/2026 @ $104 8.875%, 12/15/2029(A)	950,000	960,151
Park-Ohio Industries
Callable 05/05/2025 @ $100 6.625%, 04/15/2027	1,852,000	1,790,400
Railworks Holdings
Callable 05/05/2025 @ $104 8.250%, 11/15/2028(A)	1,849,000	1,809,019
Rand Parent
Callable 02/15/2026 @ $104 8.500%, 02/15/2030(A)	2,183,000	2,161,186
Smyrna Ready Mix Concrete
Callable 11/15/2026 @ $104 8.875%, 11/15/2031(A)	1,077,000	1,115,811
Spirit AeroSystems
Callable 11/15/2026 @ $105 9.750%, 11/15/2030(A)	1,155,000	1,274,940

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

March 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Wilsonart
Callable 08/15/2027 @ $106 11.000%, 08/15/2032(A)	$925,000	$848,729
		28,261,860
Information Technology — 4.5%
Consensus Cloud Solutions
Callable 10/15/2026 @ $102 6.500%, 10/15/2028(A)	2,291,000	2,246,922
ION Trading Technologies S.A.R.L.
Callable 05/30/2026 @ $105 9.500%, 05/30/2029(A)	2,038,000	2,045,716
Virtusa
Callable 05/05/2025 @ $102 7.125%, 12/15/2028(A)	2,443,000	2,296,995
Xerox Holdings
Callable 11/30/2026 @ $104 8.875%, 11/30/2029(A)	540,000	362,517
		6,952,150
Materials — 14.9%
Algoma Steel
Callable 04/15/2026 @ $105 9.125%, 04/15/2029(A)	1,231,000	1,145,088
Calderys Financing
Callable 06/01/2025 @ $106 11.250%, 06/01/2028(A)	573,000	603,471
Calderys Financing II
Callable 06/01/2025 @ $104 11.750%, 06/01/2028(A)	1,592,000	1,580,118
Cerdia Finanz GmbH
Callable 10/15/2027 @ $105 9.375%, 10/03/2031(A)	1,650,000	1,688,131
Clydesdale Acquisition Holdings
Callable 07/15/2026 @ $103 6.875%, 01/15/2030(A)	634,000	638,809
Callable 05/05/2025 @ $103 6.625%, 04/15/2029(A)	800,000	804,418
Consolidated Energy Finance
Callable 02/15/2027 @ $106 12.000%, 02/15/2031(A)	211,000	210,494
Callable 05/05/2025 @ $103 5.625%, 10/15/2028(A)	1,881,000	1,617,660
Conuma Resources
Callable 05/01/2026 @ $110 13.125%, 05/01/2028(A)	1,756,000	1,756,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund
March 31, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
JW Aluminum Continuous Cast
Callable 04/01/2027 @ $105 10.250%, 04/01/2030(A)	$2,140,000	$2,131,975
LABL
Callable 10/01/2027 @ $104 8.625%, 10/01/2031(A)	1,877,000	1,398,365
Magnera
Callable 11/15/2027 @ $104 7.250%, 11/15/2031(A)	887,000	862,705
Mativ Holdings
Callable 10/01/2026 @ $104 8.000%, 10/01/2029(A)	786,000	677,438
Mercer International
Callable 10/01/2025 @ $106 12.875%, 10/01/2028(A)	1,895,000	2,005,098
Owens-Brockway Glass Container
Callable 06/01/2027 @ $104 7.375%, 06/01/2032(A)	489,000	466,705
Rain Carbon
Callable 03/01/2026 @ $106 12.250%, 09/01/2029(A)	2,055,000	2,183,018
TMS International
Callable 04/15/2025 @ $102 6.250%, 04/15/2029(A)	2,259,000	2,102,952
Trident TPI Holdings
Callable 12/31/2025 @ $106 12.750%, 12/31/2028(A)	1,000,000	1,072,527
		22,944,972
Real Estate — 0.4%
Cushman & Wakefield US Borrower
Callable 05/05/2025 @ $102 6.750%, 05/15/2028(A)	700,000	701,778
TOTAL CORPORATE OBLIGATIONS
(Cost $122,650,741)		118,823,321

LOAN OBLIGATIONS — 17.5%
Communication Services — 1.8%
DIRECTV Financing, LLC, 2024 Term Loan
9.802%, CME Term SOFR + 5.510%, 08/02/2029	247,723	243,698

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund
March 31, 2025 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Communication Services — continued
Research Now Group, LLC, Second Out Term Loan
10.085%, CME Term SOFR + 5.760%, 10/15/2028	$726,407	$671,476
Townsquare Media, Inc., Initial Term Loan
9.323%, CME Term SOFR + 5.000%, 02/06/2030	1,950,000	1,828,125
		2,743,299
Consumer Discretionary — 1.8%
Century Casino, Term Loan, 1st Lien
10.414%, CME Term SOFR + 6.100%, 03/23/2029	2,199,334	1,967,040
Kelso Industries, LLC, Delayed Draw Term Loan
1.000%, 12/26/2029	52,900	52,239
Kelso Industries, LLC, Initial Term Loan
10.074%, CME Term SOFR + 5.750%, 12/26/2029	50,600	49,967
Kelso Industries, LLC, Term Loan
10.074%, CME Term SOFR + 5.750%, 12/26/2029	773,368	763,701
		2,832,947
Energy — 0.8%
Natgasoline, LLC
9.799%, 03/24/2030 (B)	1,370,000	1,332,325

Financials — 1.4%
HP PHRG Borrower, LLC, Closing Date Term Loan
8.322%, CME Term SOFR + 4.000%, 02/13/2032	1,320,000	1,285,350
RLG Holdings, Term Loan, 2nd Lien
11.939%, CME Term SOFR + 7.610%, 07/02/2029	996,000	687,240
Runner Buyer Inc., Initial Term Loan, 1st Lien
9.933%, CME Term SOFR + 5.000%, 10/08/2028	469,757	143,609
		2,116,199

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund
March 31, 2025 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Health Care — 0.5%
Bracket Intermediate Holding Corp., Term Loan B
8.549%, CME Term SOFR + 4.250%, 05/08/2028	$864,655	$866,817

Industrials — 4.9%
Aramsco, Inc., Initial Term Loan
9.049%, CME Term SOFR + 4.750%, 10/10/2030	494,419	460,428
FCG Acquisitions, Inc., Initial Term Loan, 2nd Lien
11.311%, CME Term SOFR + 7.010%, 03/30/2029	380,000	370,500
Form Technologies, LLC, Term Loan
10.043%, CME Term SOFR + 5.750%, 05/30/2030	1,310,000	1,277,250
HDI Aerospace Intermediate Holding III Corp., Term Loan B
8.822%, CME Term SOFR + 4.500%, 09/19/2031	1,413,000	1,402,403
Kodiak BP, LLC, Term Loan B
8.046%, CME Term SOFR + 3.750%, 11/26/2031	230,000	220,471
Michael Baker, Term Loan
8.325%, CME Term SOFR + 4.000%, 12/01/2028	744,375	741,896
One Stop Mailing, LLC, Term Loan, 1st Lien
10.689%, CME Term SOFR + 6.360%, 05/07/2027	949,834	947,229
Titan Purchaser, Inc., Term Loan B
10.299%, CME Term SOFR + 6.000%, 01/31/2030	1,083,615	1,076,842
Trulite Holding Corp., Term Loan
10.310%, CME Term SOFR + 6.000%, 02/22/2030	1,082,250	1,068,722
		7,565,741

Information Technology — 1.2%
Emerald EMS, Term Loan, 1st Lien
10.675%, CME Term SOFR + 6.350%, 12/29/2027	601,250	444,925

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund
March 31, 2025 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Information Technology — continued
Magenta Security Holdings, LLC, Closing Date First Out Term Loan
11.301%, CME Term SOFR + 7.010%, 07/27/2028	$116,515	$105,030
Magenta Security Holdings, LLC, Second Out Term Loan
12.301%, CME Term SOFR + 8.010%, 07/27/2028	151,974	76,899
Magenta Security Holdings, LLC, Third Out Term Loan
11.551%, CME Term SOFR + 7.260%, 07/27/2028	526,068	143,353
Venga Finance, LLC, 2025 Incremental Dollar Term Loan
8.325%, CME Term SOFR + 4.010%, 06/28/2029	1,056,855	1,054,741
		1,824,948

Materials — 1.1%
Opta Inc., 2024 Incremental Delayed Term Loan
11.601%, CME Term SOFR + 7.010%, 11/09/2028	436,805	425,885
Opta Inc., Delayed Draw Term Loan
11.307%, CME Term SOFR + 7.010%, 11/09/2028	155,553	151,664
11.299%, CME Term SOFR + 7.010%, 11/08/2028	136,792	133,373
Opta Inc., Term Loan, 1st Lien
11.301%, CME Term SOFR + 7.010%, 11/09/2028	873,938	852,089
		1,563,011

Utilities — 4.0%
EPIC Y-Grade Services, LP, Term Loan
10.044%, CME Term SOFR + 5.750%, 06/29/2029	1,174,100	1,172,820
Goodnight Water Solutions Holdings, LLC, Term Loan B
8.825%, CME Term SOFR + 4.500%, 06/04/2029	1,426,003	1,422,438

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund
March 31, 2025 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Utilities — continued
MH Sub 1, LLC, 2023 May Incremental Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 05/03/2028	$1,300,807	$1,230,082
MH Sub I, LLC, 2024 December New Term Loan, 1st Lien
8.575%, CME Term SOFR + 4.250%, 12/11/2031	880,367	805,289
WaterBridge Midstream Operating, LLC, Term Loan B
9.053%, CME Term SOFR + 4.750%, 06/21/2029	1,656,675	1,641,616
		6,272,245
TOTAL LOAN OBLIGATIONS
(Cost $28,770,125)		27,117,532

MUNICIPAL BOND — 0.8%

California Infrastructure & Economic Development Bank, Sub-Ser B,
Callable 01/01/2029 @ $105 9.500%, 01/01/2065 (A)	1,200,000	1,199,284
TOTAL MUNICIPAL BOND
(Cost $1,180,143)		1,199,284

COMMON STOCK — 0.5%
	Shares
Communication Services — 0.2%
Beasley Broadcast Group, Inc., Class A *(C)(D)	1,042	4,970
New Insights Holdings *(C)(D)	10,040	235,940
		240,910
Consumer Discretionary — 0.1%
24 Hour Fitness Worldwide, Inc. *(C)(D)	90,461	905
PSS Industrial Offering, Class A *(C)(D)	1,353	81,706
PSS Industrial Offering, Class B *(C)(D)	351	21,221
		103,832
Energy — 0.2%
Greenfire Resources *	56,516	331,749

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund
March 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials — 0.0%
Altera Infrastructure (C)(D)	2,800	$75,600
Information Technology — 0.0%
PVKG Investment Holdings *(C)(D)	445	4,450
TOTAL COMMON STOCK
(Cost $2,331,676)		756,541

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. # *(C)(D)	22,590	226
TOTAL PREFERRED STOCK
(Cost $30,496)		226
TOTAL INVESTMENTS — 95.3%
(Cost $154,963,181)		$147,896,904

Percentages are based on Net Assets of $155,236,357.

*	Non-income producing security.

#	There is currently no interest rate available.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of March 31, 2025 was $110,257,264 and represents 71.0% of Net Assets.

(B)	Unsettled Bank Loan. Interest rate may not be available.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Securities considered restricted. The total market value of such securities as of March 31, 2025 was $425,018 and represented 0.3% of the Net Assets.

CME — Chicago Mercantile Exchange
LLC — Limited Liability Company
LP — Limited Partnership
Ser — Series
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund
March 31, 2025 (Unaudited)

The following is a summary of the level of inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$118,823,321	$—	$118,823,321
Loan Obligations	—	27,117,532	—	27,117,532
Municipal Bond	—	1,199,284	—	1,199,284
Common Stock	331,749	—	424,792	756,541
Preferred Stock	—	—	226	226
Total Investments in Securities	$331,749	$147,140,137	$425,018	$147,896,904

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

A list of the restricted securities, excluding 144a, held by the Fund at March 31, 2025, is as follows:

Description	Number of Shares	Acquisition Date	Cost	Market Value
Common Stock
24 Hour Fitness Worldwide, Inc.	90,461	12/29/2020	$601,017	$905
Altera Infrastructure	2,800	12/5/2022	633,990	75,600
Beasley Broadcast Group, Inc., Class A	1,042	10/10/2024	10	4,970
New Insights Holdings	10,040	7/15/2024	315,135	235,940
PSS Industrial Offering, Class A	1,353	5/23/2022	77,451	81,706
PSS Industrial Offering, Class B	351	12/23/2019	527,705	21,221
PVKG Investment Holdings	445	6/4/2024	137,213	4,450
Preferred Stock
24 Hour Fitness Worldwide, Inc.	22,590	12/7/2020	30,496	226
			$2,323,017	$425,018

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Small Company Fund
March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%

	Shares	Value
Communication Services — 1.2%
Nexstar Media Group, Cl A	688	$123,303
Consumer Discretionary — 10.0%
Bright Horizons Family Solutions *	1,215	154,354
First Watch Restaurant Group *	6,786	112,987
Hanesbrands *	17,936	103,491
Kontoor Brands	1,763	113,061
Levi Strauss, Cl A	7,566	117,954
Meritage Homes	1,421	100,720
Ollie’s Bargain Outlet Holdings *	1,222	142,192
RH *	394	92,358
Wayfair, Cl A *	2,579	82,605
		1,019,722
Consumer Staples — 5.4%
Darling Ingredients *	2,877	89,878
elf Beauty *	1,709	107,308
Inter Parfums	806	91,779
Lancaster Colony	636	111,300
Sprouts Farmers Market *	982	149,892
		550,157
Energy — 4.6%
Antero Resources *	3,425	138,507
Atlas Energy Solutions, Cl A	5,434	96,943
Matador Resources	2,328	118,937
TechnipFMC PLC	3,708	117,506
		471,893
Financials — 16.8%
Blackstone Mortgage Trust, Cl A ‡	6,251	125,020
Dynex Capital ‡	7,316	95,254
Hancock Whitney	2,849	149,430
Kemper	1,538	102,815
Piper Sandler	434	107,484
Prosperity Bancshares	1,664	118,760
Selective Insurance Group	1,643	150,400
Simmons First National, Cl A	6,277	128,867
SouthState	1,141	105,908
Synovus Financial	2,612	122,085
Texas Capital Bancshares *	1,754	131,024
United Community Banks	3,645	102,534
WaFd	5,344	152,732

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Small Company Fund
March 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Financials — continued
Zions Bancorp	2,642	$131,730
		1,724,043

Health Care — 18.5%
ADMA Biologics *	8,181	162,311
Alkermes *	4,689	154,831
Alphatec Holdings *	13,175	133,595
Avantor *	8,918	144,561
Axsome Therapeutics *	1,521	177,394
Bruker	2,980	124,385
Catalyst Pharmaceuticals *	7,400	179,450
Globus Medical, Cl A *	2,281	166,969
Haemonetics *	2,178	138,412
Halozyme Therapeutics *	2,063	131,640
ICU Medical *	918	127,473
Stevanato Group	7,342	149,924
Surgery Partners *	4,419	104,951
		1,895,896

Industrials — 17.0%
ACV Auctions, Cl A *	5,147	72,521
Air Lease, Cl A	2,795	135,026
Alaska Air Group *	1,980	97,456
Allegiant Travel	1,618	83,570
CACI International, Cl A *	368	135,027
Enerpac Tool Group, Cl A	2,378	106,677
Fluor *	3,714	133,035
Gates Industrial PLC *	7,010	129,054
Hayward Holdings *	9,343	130,055
Helios Technologies	2,740	87,927
ITT	797	102,941
Korn Ferry	1,616	109,613
Mercury Systems *	3,892	167,706
Mueller Water Products, Cl A	3,869	98,350
WNS Holdings *	2,556	157,168
		1,746,126

Information Technology — 10.1%
ACI Worldwide *	2,877	157,401
Advanced Energy Industries	1,257	119,805
Itron *	1,347	141,112
Kyndryl Holdings *	4,906	154,048
Lumentum Holdings *	1,578	98,372

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Small Company Fund
March 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology — continued
nCino *	3,365	$92,437
Pegasystems	1,682	116,933
Rambus *	2,878	149,008
		1,029,116

Materials — 5.2%
Aspen Aerogels *	7,876	50,328
Axalta Coating Systems *	3,399	112,745
Hecla Mining	24,675	137,193
Mosaic	4,115	111,146
O-I Glass, Cl I *	10,558	121,100
		532,512

Real Estate — 6.6%
Independence Realty Trust ‡	5,976	126,871
Kilroy Realty ‡	2,979	97,592
National Health Investors ‡	1,699	125,488
National Storage Affiliates Trust ‡	2,832	111,581
Plymouth Industrial ‡	6,201	101,076
STAG Industrial ‡	3,193	115,331
		677,939

Utilities — 1.5%
Northwest Natural Holding	3,698	157,978

TOTAL COMMON STOCK
(Cost $9,520,102)		9,928,685

EXCHANGE TRADED FUND — 1.3%

SPDR S&P Biotech ETF	1,639	132,923
TOTAL EXCHANGE TRADED FUND
(Cost $127,796)		132,923

TOTAL INVESTMENTS — 98.2%
(Cost $9,647,898)		$10,061,608

Percentages are based on Net Assets of $10,245,991.

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Small Company Fund
March 31, 2025 (Unaudited)

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of March 31, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	High Yield Fund	Small Company Fund
Assets:
Investments, at Value (Cost $154,963,181 and $9,647,898, respectively)	$147,896,904	$10,061,608
Cash	5,652,623	164,821
Receivable for Capital Shares Sold	126,005	12,822
Interest and Dividend Receivable	3,082,334	16,533
Receivable for Investment Securities Sold	40,472	—
Receivable from Investment Adviser	—	13,399
Receivable Due from Trustee	2,308	870
Prepaid Expenses	33,592	24,408
Total Assets	156,834,238	10,294,461
Liabilities:
Payable for Investment Securities Purchased	1,328,900	—
Payable for Capital Shares Redeemed	114,643	1,173
Payable to Investment Adviser	35,874	—
Distribution Fees Payable (Investor Shares)	5,816	251
Shareholder Servicing Fees Payable (Institutional Shares)	7,801	1,030
Shareholder Servicing Fees Payable (Investor Shares)	5,198	—
Payable to Administrator	13,640	9,767
Chief Compliance Officer Fees Payable	2,767	422
Audit Fees Payable	21,676	12,825
Legal Fees Payable	20,443	3,369
Transfer Agent Fees Payable	10,521	8,198
Printing Fees Payable	25,243	4,328
Unfunded Bank Loans	5,359	—
Other Accrued Expenses	—	7,107
Total Liabilities	1,597,881	48,470
Commitments and Contingencies†
Net Assets	$155,236,357	$10,245,991
Net Assets Consist of:
Paid-in Capital	$167,998,268	$5,475,835
Total Distributable Earnings/(Loss)	(12,761,911)	4,770,156
Net Assets	$155,236,357	$10,245,991

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	High Yield Fund	Small Company Fund
Institutional Shares
Net Assets	$128,583,540	$9,001,150
Shares Issued and Outstanding
(unlimited authorization — no par value)	15,498,882	765,483
Net Asset Value, Offering and Redemption Price Per Share	$8.30	$11.76
Investor Shares
Net Assets	$26,652,817	$1,244,841
Shares Issued and Outstanding
(unlimited authorization — no par value)	3,218,289	105,708
Net Asset Value, Offering and Redemption Price Per Share	$8.28	$11.78

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
For the Six Months Ended March 31, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	High Yield Fund	Small Company Fund
Investment Income:
Interest Income	$7,178,802	$16,475
Dividend Income	11,918	138,149
Total Investment Income	7,190,720	154,624
Expenses:
Investment Advisory Fees (Note 5)	422,276	96,319
Shareholder Servicing Fees (Institutional Shares) (Note 4)	61,321	1,211
Shareholder Servicing Fees (Investor Shares) (Note 4)	23,076	1,068
Administration Fees (Note 4)	76,672	57,237
Distribution Fees (Investor Shares) (Note 4)	38,460	1,780
Trustees’ Fees	18,184	3,401
Chief Compliance Officer Fees (Note 3)	7,082	1,304
Transfer Agent Fees (Note 4)	36,720	25,957
Legal Fees	28,890	5,192
Registration Fees	26,378	12,843
Audit Fees	23,101	13,967
Printing Fees	22,768	3,931
Pricing Fees	10,183	1,999
Custodian Fees (Note 4)	1,835	1,360
Other Expenses	25,817	8,609
Total Expenses	822,763	236,178
Less:
Waiver of Investment Advisory Fees (Note 5)	(207,898)	(96,319)
Reimbursement by Investment Adviser	—	(11,346)
Fees Paid Indirectly (Note 4)	(55)	(31)
Net Expenses	614,810	128,482
Net Investment Income	6,575,910	26,142
Net Realized Gain/(Loss) on:
Investments	(883,723)	4,745,683
Net Realized Gain/(Loss)	(883,723)	4,745,683
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(4,551,660)	(5,058,288)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Dominated in Foreign Currencies	1	—
Net Change in Unrealized Depreciation	(4,551,659)	(5,058,288)
Net Realized and Unrealized Loss	(5,435,382)	(312,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,140,528	$(286,463)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
For the Six Months Ended March 31, 2025 (Unaudited)

STATEMENTS OF OPERATIONS (continued)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income	$6,575,910	$10,426,756
Net Realized Loss	(883,723)	(812,230)
Net Change in Unrealized Appreciation (Depreciation)	(4,551,659)	4,632,307
Net Increase in Net Assets Resulting from Operations	1,140,528	14,246,833
Distributions:
Institutional Shares	(5,388,300)	(9,116,384)
Investor Shares	(1,291,003)	(2,020,562)
Total Distributions:	(6,679,303)	(11,136,946)
Capital Share Transactions:(1)
Institutional Shares:
Issued	23,178,721	69,988,645
Reinvestment of Dividends and Distributions	5,356,017	7,378,030
Redemption Fees(2)	5,892	33,547
Redeemed	(9,856,287)	(30,026,026)
Increase from Institutional Shares Capital Share Transactions	18,684,343	47,374,196
Investor Shares:
Issued	7,899,521	20,602,874
Reinvestment of Dividends and Distributions	1,284,294	1,976,166
Redemption Fees(2)	8,644	4,262
Redeemed	(11,653,708)	(5,456,362)
Increase (Decrease) from Investor Shares Capital Share Transactions	(2,461,249)	17,126,940
Net Increase in Net Assets from Capital Share Transactions	16,223,094	64,501,136
Total Increase in Net Assets	10,684,319	67,611,023
Net Assets:
Beginning of Period	144,552,038	76,941,015
End of Period	$155,236,357	$144,552,038

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Small Company Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations:
Net Investment Income	$26,142	$102,096
Net Realized Gain	4,745,683	2,078,610
Net Change in Unrealized Appreciation (Depreciation)	(5,058,288)	4,576,239
Net Increase (Decrease) in Net Assets Resulting from Operations	(286,463)	6,756,945
Distributions:
Institutional Shares	(2,337,916)	(1,192,995)
Investor Shares	(106,759)	(80,873)
Total Distributions:	(2,444,675)	(1,273,868)
Capital Share Transactions:(1)
Institutional Shares:
Issued	258,494	531,207
Reinvestment of Dividends and Distributions	2,337,916	1,192,994
Redemption Fees(2)	19	353
Redeemed	(22,330,239)	(222,900)
Increase (Decrease) from Institutional Shares Capital Share Transactions	(19,733,810)	1,501,654
Investor Shares:
Issued	99,902	589,127
Reinvestment of Dividends and Distributions	106,759	80,873
Redemption Fees(2)	79	1,098
Redeemed	(256,849)	(1,433,351)
Decrease from Investor Shares Capital Share Transactions	(50,109)	(762,253)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,783,919)	739,401
Total Increase (Decrease) in Net Assets	(22,515,057)	6,222,478
Net Assets:
Beginning of Period	32,761,048	26,538,570
End of Period	$10,245,991	$32,761,048

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.
(2)	For redemption fees, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net Asset Value, Beginning of Year/Period	$8.59		$8.32	$8.32	$10.33	$9.32	$10.18
Income (Loss) from Operations:
Net Investment Income(1)	0.37		0.78	0.77	0.76	0.74	0.66
Net Realized and Unrealized Gain (Loss)	(0.29)		0.32	0.04	(1.86)	1.00	(0.64)
Total from Operations	0.08		1.10	0.81	(1.10)	1.74	0.02
Redemption Fees^^	—	^	— ^	— ^	0.01	—	—
Dividends and Distributions:
Net Investment Income	(0.37)		(0.83)	(0.81)	(0.72)	(0.70)	(0.70)
Net Realized Gain	—		—	—	(0.20)	(0.03)	(0.18)
Total Dividends and Distributions	(0.37)		(0.83)	(0.81)	(0.92)	(0.73)	(0.88)
Return of Capital	—		—	—	— ^	—	—
Net Asset Value, End of Year/Period	$8.30		$8.59	$8.32	$8.32	$10.33	$9.32
Total Return†	0.92%		13.80%	10.17%	(11.33)%	19.19%	0.55%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$128,583		$114,380	$64,498	$45,077	$66,855	$46,918
Ratio of Expenses to Average Net Assets	0.75	%**	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.01	%**	1.07%	1.40%	1.21%	1.20%	1.59%
Ratio of Net Investment Income to Average Net Assets	8.62	%**	9.13%	9.19%	7.91%	7.29%	7.04%
Portfolio Turnover Rate	16	%***	100%	62%	74%	71%	90%

**	Annualized.

***	Not Annualized.

^	Amount represents less than $0.005 per share.

^^	See Note 2 in the Notes to Financial Statements.

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow High Yield Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net Asset Value, Beginning of Year/Period	$8.57		$8.31	$8.31	$10.32	$9.31	$10.19
Income (Loss) from Operations:
Net Investment Income(1)	0.35		0.75	0.75	0.74	0.70	0.63
Net Realized and Unrealized Gain (Loss)	(0.28)		0.32	0.04	(1.86)	1.02	(0.65)
Total from Operations	0.07		1.07	0.79	(1.12)	1.72	(0.02)
Redemption Fees^^	—	^	— ^	— ^	0.01	—	—
Dividends and Distributions:
Net Investment Income	(0.36)		(0.81)	(0.79)	(0.70)	(0.68)	(0.68)
Net Realized Gain	—		—	—	(0.20)	(0.03)	(0.18)
Total Dividends and Distributions	(0.36)		(0.81)	(0.79)	(0.90)	(0.71)	(0.86)
Return of Capital	—		—	—	— ^	—	—
Net Asset Value, End of Year/Period	$8.28		$8.57	$8.31	$8.31	$10.32	$9.31
Total Return†	0.80%		13.43%	9.92%	(11.56)%	18.94%	0.11%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$26,653		$30,172	$12,443	$7,198	$5,740	$713
Ratio of Expenses to Average Net Assets	1.00	%**	1.00%	1.00%	1.00%	1.00%	0.99%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.31	%**	1.41%	1.66%	1.50%	1.43%	1.77%
Ratio of Net Investment Income to Average Net Assets	8.35	%**	8.89%	9.00%	7.89%	6.86%	6.99%
Portfolio Turnover Rate	16	%***	100%	62%	74%	71%	90%

**	Annualized.

***	Not Annualized.

^	Amount represents less than $0.005 per share.

^^	See Note 2 in the Notes to Financial Statements.

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Small Company Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Institutional Shares	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net Asset Value, Beginning of Year/Period	$13.79		$11.46	$10.39	$14.04	$9.03	$11.14
Income (Loss) from Operations:
Net Investment Income(1)	0.01		0.04	0.08	0.02	0.04	0.05
Net Realized and Unrealized Gain (Loss)	(1.01)		2.85	1.32	(0.81)	5.02	(1.28)
Total from Operations	(1.00)		2.89	1.40	(0.79)	5.06	(1.23)
Redemption Fees^^	—	^	— ^	— ^	— ^	—	—
Dividends and Distributions:
Net Investment Income	(0.03)		(0.09)	(0.02)	(0.03)	(0.05)	(0.07)
Net Realized Gain	(1.00)		(0.47)	(0.31)	(2.83)	—	(0.81)
Total Dividends and Distributions	(1.03)		(0.56)	(0.33)	(2.86)	(0.05)	(0.88)
Net Asset Value, End of Year/Period	$11.76		$13.79	$11.46	$10.39	$14.04	$9.03
Total Return†	(7.68)%		25.99%	13.56%	(7.41)%	56.17%	(12.51)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$9,001		$31,251	$24,529	$15,346	$12,320	$8,094
Ratio of Expenses to Average Net Assets	0.98	%**	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.80	%**	1.75%	2.06%	2.82%	2.92%	3.85%
Ratio of Net Investment Income to Average Net Assets	0.21	%**	0.37%	0.66%	0.18%	0.30%	0.52%
Portfolio Turnover Rate	46	%***	92%	102%	109%	108%	136%

**	Annualized.

***	Not Annualized.

^	Amount represents less than $0.005 per share.

^^	See Note 2 in the Notes to Financial Statements.

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Small Company Fund

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Investor Shares	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net Asset Value, Beginning of Year/Period	$13.80		$11.47	$10.41	$14.07	$9.05	$11.14
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01		0.02	0.06	(0.02)	0.01	0.14
Net Realized and Unrealized Gain (Loss)	(1.03)		2.83	1.31	(0.80)	5.06	(1.35)
Total from Operations	(1.02)		2.85	1.37	(0.82)	5.07	(1.21)
Redemption Fees^^	—	^	0.01	0.01	— ^	—	—
Dividends and Distributions:
Net Investment Income	—		(0.06)	(0.01)	(0.01)	(0.05)	(0.07)
Net Realized Gain	(1.00)		(0.47)	(0.31)	(2.83)	—	(0.81)
Total Dividends and Distributions	(1.00)		(0.53)	(0.32)	(2.84)	(0.05)	(0.88)
Net Asset Value, End of Year/Period	$11.78		$13.80	$11.47	$10.41	$14.07	$9.05
Total Return†	(7.80)%		25.71%	13.37%	(7.64)%	56.16%	(12.32)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,245		$1,510	$2,010	$237	$23	$—
Ratio of Expenses to Average Net Assets	1.23	%**	1.23%	1.23%	1.23%	1.23%	0.00%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.47	%**	2.15%	2.34%	3.21%	3.06%	3.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15	%**	0.13%	0.52%	(0.21)%	0.08%	1.50%
Portfolio Turnover Rate	46	%***	92%	102%	109%	108%	136%

**	Annualized.

***	Not Annualized.

^	Amount represents less than $0.005 per share.

^^	See Note 2 in the Notes to Financial Statements.

†	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	The ratio rounds to 0.00% due to the relative net asset value of Investor Shares. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 1.23% (4.10% excluding waivers, reimbursements and fees paid indirectly), for the year ended September 30, 2020.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 Funds. The financial statements herein are those of the Mesirow Funds (the “Funds”). The investment objective of the Mesirow High Yield Fund (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Small Company Fund (the “Small Company Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market. Each of the funds is classified as a diversified investment company. As of February 28, 2025, MetLife Investment Management, LLC serves as the High Yield Fund and Small Company Fund investment adviser (the “Adviser”). Prior to February 28, 2025, Mesirow Financial Investment Management, Inc. served as the High Yield Fund investment adviser (the “Adviser”) and Mesirow Institutional Investment Management, Inc. served as the Small Company Fund Adviser. The Funds currently offer Institutional and Investor Shares. The High Yield Fund and the Small Company Fund commenced operations on December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2025, the total market value of securities in the High Yield Fund valued in accordance with Fair Value Procedures was $425,018 or 0.3% of the Fund’s net assets. Small Company Fund had no fair value securities.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Company Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If shareholders own Fund shares on a Fund’s record date, shareholders will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

Redemption Fees — The Funds impose a 1.00% redemption fee on the value of the Institutional Shares and Investor shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The High Yield Fund, Institutional Shares and Investor Shares imposed redemption fees of $5,892 and $8,644, respectively. The Small Company Fund, Institutional Shares and Investor Shares imposed redemption fees of $19 and $79, respectively, for the period ended March 31, 2025.

Loan Obligations — To the extent consistent with its investment objective and strategies, certain Funds may invest in U.S. dollar denominated fixed and floating-rate loans (“Loans”) arranged through private negotiations between one or more financial institutions (“Lenders”). A Fund’s investments in such Loans may be in the form of participations in Loans (“Obligations”) or assignments of all or a portion of Loans from third parties. Obligations typically result in a Fund having a contractual relationship with the Lenders. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Obligation only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Obligations, a Fund generally has neither right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Obligation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Obligation. Unfunded commitments represent the remaining obligation of a Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. As of March 31, 2025, the High Yield Fund held an unfunded commitment to Aramsco, Inc., Initial Delayed Draw Term Loan and Kelso Industries, LLC, Delayed Draw Term Loan with an unfunded par and fair value amount of 51,071 and $3,447, and 152,950 and $1,912, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

Restricted Securities — As of March 31, 2025, the High Yield Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board. For the period ended March 31, 2025, the High Yield Fund and the Small Company Fund were allocated CCO fees totaling $7,082 and $1,304, respectively.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2025, the High Yield Fund and the Small Company Fund each paid $76,672 and $57,237 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges. For the period ended March 31, 2025, the High Yield Fund and the Small Company Fund paid distribution fees totaling $38,460 and $1,780, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

The Funds have adopted a shareholder servicing plan (the “Service Plan”) that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ Institutional Shares and Investor Shares. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. For the period ended March 31, 2025, the High Yield Fund and the Small Company Fund paid $61,321 and $1,211 for the Institutional Shares and $23,076 and $1,068 for the Investor Shares, respectively, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended March 31, 2025, the High Yield Fund and the Small Company Fund paid custody fees totaling $1,835 and $1,360, respectively.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended March 31, 2025, the High Yield Fund and the Small Company Fund paid transfer agent fees totaling $36,720 and $25,957, respectively.

The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2025, the High Yield Fund and the Small Company Fund earned credits of $55 and $31, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreements:

Under the terms of the investment advisory agreements, the Advisers provide investment advisory services to the High Yield Fund and the Small Company Fund at a fee calculated at an annual rate of 0.55% and 0.75%, respectively of the Funds’ average daily net assets. As of March 31, 2025, the fees for these services were $422,276 and $96,319 for the High Yield Fund and the Small Company Fund, respectively.

For each Fund, the Advisers have contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until February 28, 2026. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. During the period ended March 31, 2025, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations. For the period ended March 31, 2025, the High Yield Fund and the Small Company Fund incurred $207,898 and $107,665, respectively, of fees waived/reimbursed to the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares
High Yield Fund	0.75%	1.00%
Small Company Fund	0.98%	1.23%

At March 31, 2025, the amount the Advisers may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2026	2027	2028	Total
High Yield Fund	$332,964	$425,475	$414,357	$1,172,796
Small Company Fund	237,677	261,497	219,239	718,413

6. Shares Transactions:

High Yield Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Institutional Shares
Issued	2,709,520	8,215,952
Reinvestment of Dividends and Distributions	631,034	869,398
Redeemed	(1,160,040)	(3,522,494)
Net Institutional Shares Capital Share Transactions	2,180,514	5,562,856
Investor Shares
Issued	927,634	2,431,096
Reinvestment of Dividends and Distributions	151,430	233,437
Redeemed	(1,381,048)	(642,353)
Net Investor Shares Capital Share Transactions	(301,984)	2,022,180
Net Increase in Shares Outstanding	1,878,530	7,585,036

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

Small Company Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Institutional Shares
Issued	19,875	42,453
Reinvestment of Dividends and Distributions	187,945	100,663
Redeemed	(1,707,874)	(18,003)
Net Institutional Shares Capital Share Transactions	(1,500,054)	125,113
Investor Shares
Issued	7,413	49,197
Reinvestment of Dividends and Distributions	8,589	6,824
Redeemed	(19,738)	(121,751)
Net Investor Shares Capital Share Transactions	(3,736)	(65,730)
Net Increase (Decrease) in Shares Outstanding	(1,503,790)	59,383

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 2025, were as follows:

	Purchases	Sales
High Yield Fund	$25,004,273	$15,638,383
Small Company Fund	11,229,593	32,292,204

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in-capital, as appropriate, in the period that the differences arise. No permanent differences have been charged to paid-in-capital for the period. The permanent differences not affecting paid-in-capital in the current year are primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes, distribution in excess, foreign currency translations, premium amortization on callable bonds, perpetual bond adjustments and section 988 transactions and reclassification of long term capital gain distribution on real estate investment trusts.

The tax character of dividends and distributions paid during the years ended September 30, 2024 and September 30, 2023 was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds
March 31, 2025 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Total
High Yield Fund
2024	$11,136,946	$—	$11,136,946
2023	6,180,254	—	6,180,254
Small Company Fund
2024	676,229	597,639	1,273,868
2023	78,926	589,575	668,501

As of September 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	High Yield Fund	Small Company Fund
Undistributed Ordinary Income	$99,225	$484,910
Undistributed Long-Term Capital Gains	—	1,591,294
Capital Loss Carryforwards	(3,937,615)	—
Unrealized Appreciation (Depreciation)	(3,384,744)	5,425,094
Other Temporary Differences	(2)	(3)
Total Distributable Earnings (Accumulated Losses)	$(7,223,136)	$7,501,295

Post-October losses represent losses realized on investment transactions from November 1, 2023 through September 30, 2024 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

During the year ended September 30, 2024, the Funds had no utilization of capital loss carryforwards to offset capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Mesirow High Yield Fund	$532,034	$3,405,581	$3,937,615

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to interest from perpetual bonds, premium amortization of callable bonds, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Fund	$154,963,181	$1,978,005	$(9,044,282)	$(7,066,277)
Small Company Fund	9,647,898	1,111,566	(697,856)	413,710

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025 (Unaudited)

9. Concentration of Risks:

As with all management investment companies, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025 (Unaudited)

Derivatives Risk (High Yield Fund) — The Fund’s use of futures, forwards, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described in this section. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of over-the-counter forward contracts, options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear. Additionally, some derivatives, such as non-deliverable forwards, require funds to be posted by the Fund when positions are opened. This creates a risk that the funds may not be returned to the Fund even if the position is closed.

Duration Risk (High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk (Small Company Fund) — The risk that stock prices will fall over short or extended periods of time. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Exchange-Traded Funds (ETFs) Risk (High Yield Fund and Small Company Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025 (Unaudited)

Foreign Currency Risk (High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment/Emerging Markets Risk (High Yield Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk (High Yield Fund) — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Strategy Risk (High Yield Fund and Small Company Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Investment Style Risk (High Yield Fund) — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025 (Unaudited)

Liquidity Risk (High Yield Fund and Small Company Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (High Yield Fund and Small Company Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Master Limited Partnerships (MLPs) (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors. Accordingly, it remains difficult to predict the full impact of the market transition away from LIBOR on the Fund, with the recent synthetic USD LIBOR cessation date.

Money Market Instruments Risk (High Yield Fund and Small Company Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically,$1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025 (Unaudited)

Mortgage-Backed Securities Risk (High Yield Fund) — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt.

Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Portfolio Turnover Risk (Small Company Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025 (Unaudited)

Sector Emphasis Risk (Small Company Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small- and Mid-Capitalization Companies Risk (Small Company Fund) — The Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. Small- and mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Style Risk (Small Company Fund) — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

U.S. Government Securities Risk (High Yield Fund) —Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (High Yield Fund and Small Company Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Company Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025 (Unaudited)

10. Concentration of Shareholders:

At March 31, 2025, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
High Yield Fund
Institutional Shares	3	77%
Investor Shares	2	94%
Small Company Fund
Institutional Shares	3	83%
Investor Shares	2	99%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund's single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

13. Subsequent Events:

On May 19, 2025, a special meeting (the “Meeting”) of the Fund’s shareholders was held to vote on a proposal (the “Proposal”) to approve a new investment advisory agreement (the “New Agreement”) between the Trust, on behalf of the Fund, and MetLife Investment Management, LLC (“MetLife”). Prior to the Meeting, MetLife served as investment adviser to the Fund pursuant to an interim investment advisory agreement between the Trust, on behalf of the Fund, and MetLife, which became effective on March 3, 2025 upon MetLife’s purchase of certain material assets of Mesirow Institutional Investment Management, Inc., the Fund’s predecessor adviser. Shareholders of the Fund approved the Proposal at the Meeting.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025 (Unaudited)

Additionally, the name of the “Mesirow Small Company Fund” has been changed to the “MetLife Small Company Equity Fund,” and corresponding changes have been made to the “Principal Investment Strategies” section of the Prospectus.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	Mesirow Funds March 31, 2025

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On March 26, 2025, PricewaterhouseCoopers LLP (“PwC”) resigned as the Funds’ independent registered public accounting firm for the fiscal-year-ended September 30, 2025.

PwC’s report on the financial statements of Mesirow High Yield Fund and Mesirow Small Company Fund (the “Funds”) for the fiscal-periods-ended September 30, 2024 and 2023, did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

For the two fiscal-years-ended September 30, 2024 and 2023, and the subsequent interim period through March 26, 2025, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused PwC to make reference to the subject matter of the disagreement in connection with PwC’s report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

The Funds requested that PwC furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating PwC agrees with the Funds’ statements. A copy of the letter from PwC to the SEC is filed as an Exhibit to this Form N-CSRS.

On March 26, 2025, the Audit Committee of the Trust’s Board of Trustees approved, and the Trust’s Board of Trustees, based upon the recommendation of the Audit Committee, approved, the appointment of Cohen & Company, Ltd. (“Cohen”) as the Trust’s independent registered public accounting firm for the fiscal-year-ended September 30, 2025.

For the two fiscal-years-ended September 30, 2024 and 2023, and the subsequent interim period through March 26, 2025, neither the Funds, nor anyone on the Funds’ behalf, consulted with Cohen on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, and no written report or oral advice was provided to the Funds that Cohen concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

NOTES

Mesirow Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Adviser:

MetLife Investment Management, LLC

One MetLife Way

Whippany, NJ 07981

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7045

This information must be preceded or accompanied by a current prospectus for the Funds described.

MES-SA-001-0700

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Change in Registrant's Independent Public Accountant attached hereto.

(a)(4)(ii)	Letter from former accountant pursuant to item 304(a) under Regulation S-K is attached hereto.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 6, 2025